Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Non-interest Income
The following table presents the components of non-interest income for the years ended December 31, 2022, 2021, and 2020 (in thousands):

	2022	2021	2020
Service charges and fees(1)
Debit card fees	$4,454	$4,413	$3,743
Deposit related fees	2,308	1,792	1,869
Other fees	93	123	88
Fiduciary and wealth management(1)
Trust fees	3,176	3,297	3,067
Advisory fees	1,575	1,342	950
Other fees	558	523	434
Net gains (losses) on securities(2)	(454)	(4)	1,944
Income from life insurance(2)	2,656	2,325	2,303
Other non-interest income(1)
FHLB dividend(2)	484	409	501
Merchant & credit card fees	801	730	576
Safety deposit fees	394	411	394
Servicing release premium	58	1,303	1,374
Wire fees	358	372	338
Other non-interest(3)	626	215	1,423
Total non-interest income	$17,087	$17,251	$19,004
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(1)Income within the scope of ASC 606 - Revenue Recognition
(2)Income excluded from the scope of ASC 606 - Revenue Recognition
(3)Includes income that arises from the Company electing the FVO as stated that is not within the scope of ASC 606.